Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)
Shareholders’ equity included the following activity in accumulated other comprehensive income (loss) in 2022, 2021 and 2020:

	At December 31,
In millions	2022	2021	2020
Net unrealized investment gains (losses):
Beginning of year balance	$798	$1,214	$774
Adoption of new accounting standard ($0, $181 and $0 pretax) (1)	—	140	—
Other comprehensive income (loss) before reclassifications ($(3,021), $(644) and $497 pretax)	(2,556)	(530)	415
Amounts reclassified from accumulated other comprehensive income ($315, $(32) and $31 pretax) (2)	239	(26)	25
Other comprehensive income (loss)	(2,317)	(556)	440
End of year balance	(1,519)	798	1,214

Change in discount rate on long-duration insurance reserves:
Beginning of period balance	(651)	—	—
Adoption of new accounting standard ($0, $(1,166) and $0 pretax) (1)	—	(906)	—
Other comprehensive income before reclassifications ($1,126, $328, and $0 pretax)	870	255	—
Other comprehensive income	870	255	—
End of period balance	219	(651)	—

Foreign currency translation adjustments:
Beginning of year balance	—	7	4
Other comprehensive income (loss) before reclassifications	—	(7)	3
Other comprehensive income (loss)	—	(7)	3
End of year balance	—	—	7

Net cash flow hedges:
Beginning of year balance	222	248	279
Other comprehensive income (loss) before reclassifications ($38, $0 and $(7) pretax)	28	—	(5)
Amounts reclassified from accumulated other comprehensive income ($(15), $(34) and $(35) pretax) (3)	(11)	(26)	(26)
Other comprehensive income (loss)	17	(26)	(31)
End of year balance	239	222	248

Pension and other postretirement benefits:
Beginning of year balance	(35)	(55)	(38)
Other comprehensive income (loss) before reclassifications ($(229), $20 and $(30) pretax)	(170)	15	(22)
Amounts reclassified from accumulated other comprehensive loss ($3, $6 and $7 pretax) (4)	2	5	5
Other comprehensive income (loss)	(168)	20	(17)
End of year balance	(203)	(35)	(55)

Total beginning of year accumulated other comprehensive income	334	1,414	1,019
Adoption of new accounting standard (1)	—	(766)	—
Total other comprehensive income (loss)	(1,598)	(314)	395
Total end of year accumulated other comprehensive income (loss)	$(1,264)	$334	$1,414
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(1) Reflects the adoption of ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (Topic 944) during the year ended December 31, 2021. See Note 8 ‘‘Other Insurance Liabilities and Separate Accounts’’ for additional information.
(2)Amounts reclassified from accumulated other comprehensive income for specifically identified debt securities are included in net investment income in the consolidated statements of operations.
(3)Amounts reclassified from accumulated other comprehensive income for specifically identified cash flow hedges are included within interest expense in the consolidated statements of operations. The Company expects to reclassify $11 million, net of tax, in net gains associated with its cash flow hedges into net income within the next 12 months.
(4)Amounts reclassified from accumulated other comprehensive loss for specifically identified pension and other postretirement benefits are included in other income in the consolidated statements of operations.